SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Operations
1.	Operations

Ituran Location and Control Ltd. (the “Company”) commenced operations in 1994. The Company and its subsidiaries (the “Company”) are engaged in the provision of Location based Telematics services and machine-to-machine Telematics products for use in stolen vehicle recovery, fleet management and other applications.

On September 13, 2018, the Company closed the acquisition of 81.3% of the shares of Road Track Holding S.L (Today called Ituran Spain Holdings) (“Road Track” or "Ituran Spain Holdings"), a telematics’ company operating primarily in the Latin American region.

On September 22, 2021 the Company purchased the remaining 18.7% of shares in Ituran Spain Holdings.

Functional currency and translation to the reporting currency
2.
Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel (except those that are held through the subsidiary “Road track”) is the New Israeli Shekel (“NIS”), which is the local currency in which those entities operate. The functional currency of the foreign subsidiaries located in Brazil, Mexico and Colombia is the local currency in each country and the functional currency of the rest of the subsidiaries (including Argentinian subsidiaries that operates in highly inflationary economy) is the US Dollar. Regarding the Argentinian subsidiaries see below.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB"). Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income and are reflected in equity, under “accumulated other comprehensive income (loss)”. Translation gains and losses resulting from changes in exchange rates used in the translation of intercompany balances that are long term investment nature (i.e. which their settlement is not planned or anticipated) are also included in other comprehensive income (loss).

When an economy in which a foreign entity of the Company operates, becomes highly inflationary environment (an economy with a cumulative inflation rate of approximately 100% or more over a three-year period, such as the Company's subsidiaries in Argentina), the financial statements of that foreign entity are remeasured as if its functional currency is the reporting currency of its parent.

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used. Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Brazilian Real
At December 31,
2023	3.627	4.8413	126.83 points
2022	3.519	5.2177	123.19 points
2021	3.110	5.5805	117.03 points

Increase (decrease) during the year:
2023	3.07%	(7.21%)	2.95%
2022	13.15%	(6.50%)	5.26%
2021	(3.27%	7.39%	2.80%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.

Basis of presentation
3.	Basis of presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of estimates in the preparation of financial statements
4.
Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to legal contingencies, valuation of goodwill and other intangible assets and revenue recognition and related deferred expenses (contract costs).

Iron Swords War
5.
Iron Swords War

In October 2023, the Israeli government declared a state of war in response to an attack on civilians at its southern border. Subsequently, additional attacks were launched towards northern Israel. The new security situation has led to several challenges, including some disruptions in supply chains, a shortage of personnel due to mobilization for reserve duty, and fluctuations in foreign currency exchange rates relative to the Israeli shekel.

Regional tensions involving Houthis attacks on commercial ships have recently intensified, affecting shipping operation at the Red Sea. This could lead to delays in shipments as well as increased shipping costs.

The Company has taken measures to ensure the safety of its employees and business partners, as well as the communities in which it operates, in order to minimize any potential impact on its business, including avoidance of disruption to operation in its facilities in Israel.

As of today, the security situation in recent months had a non-material impact on the Company’s business results. However, since the developments related to the war situation, as well as its duration, are unpredictable, the Company has no ability to estimate the extent of the war’s potential impact on its future business and results. The Company continuously monitors the developments and will take all necessary actions to minimize any negative consequences to its operations and assets.

Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. In these financial statements, the term “subsidiary” refers to a company over which the Company exerts control and the financial statements of which are consolidated with those of the Company. Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Company, are also eliminated. Non-controlling interests are presented in equity.

Changes in the Company ownership interest in a subsidiary while the control is retained are accounted for as equity transactions and accordingly no gain or loss is recognized in consolidated net income or comprehensive income. Upon such transaction, the carrying amount of the non-controlling interest is adjusted to reflect the change in its ownership interest in the subsidiary and any difference between the fair value of the consideration received or paid and the amount by which the non-controlling interest was adjusted is recognized in additional paid-in capital.

Cash and cash equivalents
C.	Cash and cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

Marketable securities
D.	Marketable securities

The Company account for its investments in marketable debt securities in accordance with ASC Topic 320-10, which is applicable to Debt Securities only, while equity securities are accounted for in accordance with ASC Topic 321-10, "Investments - Equity Securities" (“ASC Topic 321-10”).

According to ASC Topic 321-10, equity securities with readily determinable fair value are measured upon initial recognition and in subsequent periods at fair value with gains and losses reported periodically in earnings as financing income or expenses.

The investments in debt and equity securities that were held by the Company during the reported periods and were subject to the provisions of ASC Topic 320-10 were designated by management as trading securities. The security was acquired with intent to sell it in the near future.

Changes in fair value measurement of debt and equity securities for the years 2023, 2022 and 2021 amounted to loss of approximately US$ (89), US$ (3,860) and US$ (2,387) thousand, respectively.

Treasury stock
E.	Treasury stock

Company shares held by the Company and a wholly owned subsidiary are presented as a reduction of equity, at their cost, under the caption “Treasury Stock”. Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

Allowance for doubtful accounts
F.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Company has determined to be doubtful of collection, in order to reflect the expected credit losses on accounts receivable balances. Judgment is required in the estimation of the allowance for doubtful accounts and the Company evaluates the collectability of its accounts receivable based on a combination of factors including , among other things, the past experience with customers, the length of time that the balance is past due using an aging schedule, the customer's current ability to pay and their the creditworthiness using all available information about the credit risk on such customers taking into consideration the current business environment. If it becomes aware of a customer’s inability to meet its financial obligations, a specific allowance is recorded to reduce the net receivable to the amount reasonably believed to be collectible from such customer.

Accounts receivables are written off against the allowance for uncollectible accounts when the Company determines amounts are no longer collectible.

See also Note 19A.

The allowance in respect of accounts receivable at December 31, 2023 and 2022 was US$ 5,171 and US$ 4,946 thousand, respectively

Inventories
G.	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of raw materials and finished products is mainly determined on the basis of first-in, first-out (FIFO). Other method which is utilized for determining the value of inventories is the moving average. The Company regularly reviews its inventories for obsolescence and other impairment risks and reserves are established when necessary.

Investment in affiliated companies
H.	Investment in affiliated companies

Investments in companies in which the Company has significant influence but less than controlling interests, are accounted for by the equity method. Income on intercompany sales, not yet realized outside of the Company, is eliminated. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

In accordance with ASC Topic 323-10-40-1, a change in the Company’s proportionate share of an investee’s equity, resulting from issuance of shares by the investee to third parties, is accounted for as if the Company had sold a proportionate share of its investment. Any gain or loss resulting from an investee’s share issuance is recognized in earnings.

Management evaluates investments in affiliated companies, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances and includes analysis of relevant financial information (e.g., budgets, business plans, financial statements, etc.). During 2023, 2022 and 2021, no impairment was identified with respect to such affiliated companies.

Investments in companies in which the Company no longer has significant influence, are classified as "investments in other companies". See I below.

Investment in other companies
I.	Investment in other companies

Equity investments without readily determinable fair values are measured at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Periodic changes in the basis of these equity investments are reported in current earnings. In addition, at each reporting period a qualitative assessment is performed to identify impairment. When a qualitative assessment indicates an impairment exists, the Company estimates the fair value of the investment and recognize in current earnings an impairment loss equal to the difference between the fair value and the carrying amount of the equity investment.

Derivatives
J.	Derivatives

The Company applies the provisions of ASC Topic 815, "Derivatives and Hedging". In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments for accounting purposes, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments mainly (forward exchange contracts) which are mostly designed to hedge the cash flows expected to be paid with respect to forecasted monthly purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts and were determined to qualify as cash flow hedges under ASC Topic 815.

The entire changes in fair value of the derivative instruments designated for hedging purposes that were determined as qualifying for hedging purposes (including the ineffective components of the hedging relationship) are reported as other comprehensive income (loss), net of tax under the caption "unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge" and are reclassified to the statements of income when the hedged transaction realizes.

For all other derivative financial instruments that are not designated or qualify as hedging instruments for accounting purposes, the changes in fair value are recognized periodically in profit or loss, as incurred.

See also Note 19B for further information regarding the hedging activities of the Company.

Property and equipment
K.	Property and equipment

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment of long-lived assets
L.	Impairment of long-lived assets

The Company’s long-lived assets (including finite-lived intangible assets) are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see also Note 1N).

Income taxes
M.	Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized. Deferred tax balances are presented as non-current amounts.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority. The assessment of a tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged. If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

Goodwill and intangible assets
N.	Goodwill and intangible assets

1.
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the "purchase method" and is allocated to reporting units at acquisition. Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other". Commencing fiscal 2021, the annual goodwill assessment as of December 31, each year.

As required by ASC Topic 350, the Company chooses either to perform a qualitative assessment whether the quantitative goodwill impairment test is necessary or proceeds directly to the quantitative goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the quantitative goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the quantitative goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any. In the performance of the quantitative analysis the Company applies assumptions that market participants would consider in determining the fair value of each reporting unit.

As of December 31, 2023, 2022 and 2021, the Company had four reporting units which include goodwill.

Telematics services:

Under the telematics services segment there are two reporting units with goodwill. For one of which with an allocated amount of approximately US$ 1.7 million of goodwill, the Company performed a qualitative assessment as of December 31, 2023 and 2022, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such unit.

For the second reporting unit (resulted from RT acquisition) with an allocated amount of approximately US$ 32.3 million of goodwill (as of December 31, 2023), the Company performed the annual impairment test, as of December 31, 2023 using a qualitative assessment and reached to a conclusion that no impairment should be recorded at that point. The impairment test was performed using the income approach.

Telematics products:

Under the telematics products segment there are two reporting units with goodwill, for one of which with an allocated amount of approximately US$ 2.0 million of goodwill, the Company performed a qualitative assessment as of December 31, 2023 and 2022, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such unit.

For the second reporting unit (resulted from RT acquisition) with an allocated amount of approximately US$ 3.5 million of goodwill (as of December 31, 2023), the Company performed the annual impairment test, as of December 31, 2023, using a qualitative assessment and reached to a conclusion that no impairment should be recorded at that point. The impairment test was perform using the income approach.

2.
Intangible assets with finite live are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

As of December 31, 2023, the intangible assets are amortized as follows:

Years
Technology services	5
Other	5

During 2023 and 2022, the Company did not record any impairment.

Recoverability of intangible assets is measured as described in Note 1L above.

Contingencies
O.	Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Funds in respect of, and liability for employee rights upon retirement
P.	Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for. The Company also has defined contribution plans for which it makes contributions to severance pay funds and appropriate insurance policies

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses. Withdrawal of the reserve monies is contingent upon the fulfillment of detailed provision in the Law.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance payments for the abovementioned policies for the years ended December 31, 2023, 2022 and 2021, amounted to US$ 2,218, US$ 2,115 and US$ 1,910 thousand, respectively.

Revenue recognition
Q.	Revenue recognition

The Company and its subsidiaries generate revenue from subscriber fees for the provision of services and sales of systems and products, mainly in respect of fleet management services, stolen vehicle recovery services and other value-added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers.

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”).

In accordance with ASC 606, the Company determines revenue recognition through the following five steps:

1.	Identification of the contract, or contracts, with a customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of revenue when, or as, the Company satisfies a performance obligation.

A contract with a customer exists when all of the following criteria are met: the parties to the contract have approved it (in writing, orally, or in accordance with other customary business practices) and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

For each type of contract, at inception, the Company assesses the goods or service promised in a contract with a customer and identifies the performance obligations. With respect to contracts that are determined to have multiple performance obligations, such as contracts that combine product with services (mostly SVR services) and/or rights to use assets, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the relative standalone selling price of each distinct good or service in the contract. However, when applicable (see below), the company estimates the selling prices of certain services using the residual approach.

Revenues are recognized when, or as, control of services or products is transferred to the customers at a point in time or over time, as applicable to each performance obligation.

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and sales taxes.

The Company does not adjust the amount of consideration for the effects of a significant financing component since the Company expects, at most contracts' inception, that the period between the time of transfer of the promised goods or services to the customer and the time the customer pays for these goods or services to be generally one year or less, based on the practical expedient. The Company’s credit terms to customers are, on average, between thirty and ninety days.

In accordance with ASC 606, the Company’s revenues are recognized as follows:

1.	Revenues from sales of Automatic Vehicle Location ("AVL") products are recognized when the control of the product passed to the customer (usually upon delivery).

2.	Revenues from provision of SVR services are recognized over time, as the customers simultaneously receive and consume the benefits provided by the Company performance as the Company performs.

3.
For arrangements that involve the delivery or performance of multiple products (mostly, AVL products), services (such as SVR services) and/or rights to use assets, the Company analyzes whether the goods or services that were promised to the customer are distinct. A good or service promised to a customer is considered ‘distinct’ if both of the following criteria are met: 1. The customer can benefit from the good or service, either on its own or together with other resources that are readily available to the customer; and, 2. The Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. When the above criteria are met, the revenue recognition for the related products and/or services are recognized as described in 1 and 2 above, as applicable.

With respect to arrangement that are determined to have multiple performance obligations that are distinct, the Company allocates the contract’s transaction price to each performance obligation using the relative standalone selling price of each distinct good or service in the contract. However, in certain circumstances, the company estimates the selling prices of the SVR services (which are sold together with AVL products) using the residual approach. Under the residual approach, the standalone selling price of the SVR services is estimated by reference to the total transaction price less the sum of the observable standalone selling prices of all other goods or services promised in the contract. Such approach is used since the Company sells the same type of service in those jurisdictions to different customers (at or near the same time) for a broad range of amounts (thus, the stand-alone selling price is highly variable).

Revenues from SVR services subscription fees and from installation services (related to AVL products that remain as the company property), sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes, as a single performance obligation, since the installation services element was determined not to be ‘distinct’. Accordingly, the entire contract fee for the two deliverables was recognized over time, on a straight-line basis over the subscription period.

4.
Amounts earned by certain Brazilian subsidiary for arranging a bundle transaction of SVR services subscription and installation services together with insurance services to be supplied by a third party insurance company, are recognized ratably on a straight-line basis over the subscription period (see 2 above), since the amount allocated to the Company (for the SVR services subscription, installation services and for arranging the transaction), is contingent upon the delivery of the SVR services. As the insurance company is acting as a principal with respect to the insurance component, the Company recognized only the net amounts as revenues, after deduction of amounts related to the insurance component.

5.
Deferred revenues include unearned amounts received from customers (mostly for the provision of installation, future subscription services and extended warranty) but not yet recognized as revenues. Such deferred revenues are recognized as described in paragraph 2 above or paragraph 6 below, as applicable. For the year ended December 31, 2023, the Company recognized revenue of approximately US$21.7 million that was included in the deferred revenue balance at the beginning of the reporting period. An amount of approximately US$27.1 million is expected to be recognized in the following year.

6.
Extended warranty - In the majority of countries, in which the Company operates, the statutory warranty period is one year, and the extended warranty covers periods beyond year one. Revenues from extended warranty include warranty services which were sold separately for a monthly fee, or warranty services that were determined to represent a separate performance obligation and were sold together with an AVL unit. Such revenues are recognized over the duration of the warranty periods.

7.	Payment terms – The vast majority of the company's payment terms are between 30 to 90 days.

Warranty costs
R.	Warranty costs

The Company provides a standard warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities related to the standard warranty period have not been material.

Research and development costs
S.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.	Software Development Costs

All research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC Topic 985-20, “Costs of Software to be Sold, Leased or Marketed”.

Capitalized software costs are amortized on a product-by-product basis by the straight-line method over the estimated useful life of the software product (3-5 years).

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of such intangible assets based on the estimated future gross revenues from each product net of the estimated future costs of completing and disposing of that product (including the estimated costs of performing maintenance and customer support over the remaining economical useful life), cost of completion of products and cost of delivery to customers over its remaining economical useful life. During each of the years ended December 31, 2023 and 2022, no such unrecoverable amounts were identified.

Advertising costs
T.	Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2023, 2022 and 2021 amounted to US$ 7.3 million, US$ 7.3 million and US$ 8.0 million, respectively. Advertising expenses are presented among "selling and marketing expenses".

Earnings per share
U.	Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the effect of any potential dilutive ordinary shares. During the reporting periods there were no such potential shares.

Fair value measurements
V.	Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market-based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurements, see also Note 19C.

The Company also measures certain non-financial assets, consisting mainly of certain reporting units (as part of goodwill impairment test) and intangible assets at fair value on a nonrecurring basis. These assets are adjusted to fair value when they are considered to be impaired (see 1N and 1L above).

Contract costs and prepaid expenses
W.	Contract costs and prepaid expenses

Direct installation expenses by certain Brazilian subsidiary were determined not to represent a separate performance obligation for revenue recognition purposes in accordance with the principles of ASC 606, as they were determined not to be considered ‘distinct’ (see Note 1Q above). The Company has determined that such installation expenses, and certain other commission and other direct expenses incurred by the company's subsidiaries, relate directly to obtaining or fulfilling contract with a specific subscriber, they generate or enhance the Company resources and are expected to be recovered. An amount of US$ 8.9 million was amortized in 2023.

In accordance with ASC 340-40, Other Assets and Deferred Costs: Contracts with Customers, such costs are capitalized and presented as "contract costs" within the balances "Other current assets" and "Other non-current assets", as applicable.

The contract costs are amortized over the estimated life of the related subscription arrangements by the straight-line method. Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Prepaid expenses, consist mainly of amounts paid by certain Brazilian subsidiary to insurance companies as a prepaid insurance on behalf of its customers as part of bundle transactions of SVR services together with insurance services to be supplied by a third-party insurance company. Under such transactions, the customers are required accordingly to pay to the Brazilian subsidiary a monthly fee for all the bundled services (see Note 1Q regarding the revenue recognition of such bundle transactions). The insurance companies are obligated to refund any unearned insurance amounts to the Brazilian subsidiary in the event of termination of the transaction by the customers. The prepaid expenses are amortized over the contractual life of the insurance service with the insurance company (usually 12 months) by the straight-line method. The amortization is netted against the monthly receipts from customers for the bundled services.

Stock-based compensation
X.	Stock-based compensation

The Company accounts for stock-based compensation to employees and non-employees in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"). The fair value of the award, is recognized in the Company's consolidated statement of income as an expense over the requisite service periods. However, when a grant includes a performance condition (that is not considered as 'market condition'), the compensation cost is recognized if and when it is probable that the condition will be achieved. During the reported periods there were no significant grants of equity-based payment awards.

The Company measures and recognizes compensation expense for cash bonuses to senior employees, which are based, or partly based, on the price of the Company’s shares in accordance with ASC 718 -30, "Compensation-Stock Compensation - Awards Classified as Liabilities" (See Note 17C regarding "Excess Return Cash Incentives").

The awards are measured at the grant date at their fair value and remeasured at the end of each reporting period through settlement, with changes in the fair value recognized as compensation cost over the requisite service period. Compensation cost for awards that are subject to market conditions are be attributed separately for each vesting tranche of the award (generally calendar year).

Obligation to purchase non-controlling interests
Y.	Obligation to purchase non-controlling interests

An obligation to acquire shares of a subsidiary held by Non-controlling interests at a stated future date, represented liability under ASC Topic 480. Upon initial recognition such liability was measured at fair value in accordance with ASC Topic 480-10-30-3 at the amount of cash that would be paid under the conditions specified in the contract if the shares were repurchased immediately and in subsequent periods at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date with any change in value from the previous reporting date recognized as interest cost. In addition, the Non-controlling interests subject to such obligation were not recognized and no earnings were allocated to them.

On September 22, 2021, the Company settled the obligation to purchase the remaining 18.7% of the shares of Ituran Spain Holdings for cash in the amount of $11.3 million. As a result, the balance of the obligation to purchase non-controlling interests was derecognized.

Leases
Z.	Leases

The Company entered into several non-cancelable lease agreements for real estate (mainly offices, warehouses and base sites), network equipment and vehicles for use in its operations, which are classified as operating leases.

The Company determines if an arrangement is a lease at inception.

A classification of a lease is determined based on the following criteria:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

3.	The lease term is for the major part of the remaining economic life of the underlying asset (Generally, 75% or more of the remaining economic life of the underlying assets).

4.
The present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset (Generally, 90% or more of the fair value of the underlying asset).

5.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

If any of these five criteria is met, the lease is classified as a finance lease. Otherwise, the lease is classified as an operating lease.

With the exception of short-term leases, Operating leases are included at the commencement date as a lease liability, which represent the Company ‘s obligation to make lease payments arising from a lease, measured on a discounted basis. As the leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on information available on the commencement date in determining the present value of lease payments. Concurrently, the Company recognizes a right-of-use asset ("ROU") at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease which represents the Company’s right to use, or control the use of, a specified asset for the lease term. In subsequent periods the ROU asset is measured at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Further, the Company recognizes lease expenses on a straight-line basis over the lease term.

Lease liabilities are classified as current and non-current liabilities in the consolidated balance sheets. ROU assets are presented as non-current assets.

See also Note 7.

Recently issued accounting pronouncements, not yet adopted
AA.	Recently issued accounting pronouncements

In October 2021, the FASB issued ASU 2021-08 “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for the fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. Adopting the new guidance in an interim period other than the first fiscal quarter requires an entity to apply the new guidance to all prior business combinations that have occurred since the beginning of the annual period in which the new guidance was adopted. The Company applied the provisions of ASU 2021-08 prospectively commencing January 1, 2023. However, the adoption did not have notable effect on the consolidated financial statements.

AB.	Recently issued accounting pronouncements, not yet adopted

ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure”

On November 27, 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure” (“ASU 2023-07”).

ASU 2023-07 is aimed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In accordance with ASU 2023-07, public entities are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss. Such disclosures are required on both an annual and an interim basis. In addition, the amendments in ASU 2023-07 enhance interim disclosure by requiring that all existing annual disclosures about segment profit or loss must be provided on an interim basis in addition to disclosure of significant segment expenses and other segment items. ASU 2023-07 also clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss,

ASU 2023-07 provides new segment disclosure requirements for entities with a single reportable segment and contain other disclosure requirements such as the CODM’s title and position is required on an annual basis, as well as an explanation of how the CODM uses the reported measure(s) and other disclosures.

ASU 2023-07 applies to all public entities that are required to report segment information in accordance with ASC 280.

ASU 2023-07 is effective in a retrospective manner, for fiscal years beginning after Dec. 15, 2023, and interim periods within fiscal years beginning after Dec. 15, 2024. Early adoption is permitted.

The company is still in the process of evaluating the impact of adoption of this standard.

Income Taxes (Topic 740): Improvements to Income Tax Disclosures

On December 14, the FASB issued ASC 2023-09— Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASC 2023-09”).

ASC 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes.

The amendments in ASU 2023-09 require that public business entities (PBE’s) on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Specifically, PBE’s are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts, according to specific categories. Separate disclosure is required for any reconciling item in which the effect of the item is equal to or greater than 5 percent of the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory income tax rate.

Also, ASC 2023-09 require that all entities disclose on an annual basis, information about income taxes paid, including the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions. In addition, ASC 2023-09 require that all entities disclose information about income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and Income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign.

The amendments in ASC 2023-09 also eliminate certain current disclosure requirements.

For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted.

The company is still in the process of evaluating the impact of adoption of this standard.